1996 semiannual report

IDS
Selective
Fund

(icon of) skyline

The goals of IDS Selective Fund, Inc. are current income and the preservation of capital by investing in investment grade bonds.

Distributed by American Express Financial Advisors Inc.

(icon of) skyline

A quest for quality

Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, Selective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.

Contents
From the president                           3
From the portfolio manager                   3
Ten largest holdings                         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            16
Notes to financial statements (Portfolio)   19
Investments in securities                   28
Board members and officers                  35
IDS mutual funds                            36

To our shareholders

(picture of) William Pearce

William R. Pearce
President of the Fund

(picture of) Ray Goodner

Ray Goodner
Portfolio manager

From the president
If you're an experienced investor, you know that the past two years have been unusually strong ones in many worldwide financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets. On June 10, 1996 the Fund began investing its assets in Quality Income Portfolio instead of directly in securities of individual companies. Following the Portfolio Manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials and prospectus go into more detail of how the new structure works.

William R. Pearce


From the portfolio manager
IDS Selective Fund was well-positioned to benefit from a rally in the bond market last fall, and ultimately generated a total return (net asset value change and dividends) of 7.6% for investors in Class A shares during the first half of its fiscal period - June through November 1996. The past six months provided a far-better investment environment than did the first several months of 1996, when worries about a potential rise in the inflation rate spawned a sustained downturn in the bond market. During the summer, a somewhat calmer mood developed in the market, resulting in less dramatic swings in bond prices. Optimism returns to the market By fall, investors' attitudes began to turn optimistic, thanks to reports of moderating economic growth, little change in the low inflation rate and the Federal Reserve's decision not to raise short-term interest rates. The positive tone in the market continued through November, fostering a sharp rise in bond prices and a concurrent decline in long-term interest rates. In anticipation of an improving market, I lengthened the average maturity of the portfolio - a strategy that makes it more sensitive to changes in interest rates. Because bond prices move in the opposite direction of rates, the Fund's net asset value enjoyed an especially good boost during the rate drop. After rates had come down a fair amount, I began emphasizing more income-oriented securities such as mortgage-backed bonds, callable corporate bonds and asset-backed bonds. A well-rounded portfolio As for the portfolio's asset mix, the largest investment remained in long- and intermediate-term U.S. government bonds, followed by roughly equal amounts of U.S. corporate bonds, foreign government bonds (issued by Italy, Korea and China but denominated in U.S. dollars) and mortgage-backed bonds. While all groups provided positive performance, the foreign bonds registered the greatest gains. Looking to the rest of the fiscal year, given the market's recent rally, I think income will play a greater role in the Fund's return than potential capital appreciation. Therefore, with the help of this company's extensive research staff, I intend to seek out issues with attractive yields from a broad range of investment sectors. Most important for fixed-income investors, though, it appears that the key secular trends of generally tame inflation worldwide and a declining budget deficit here at home remain in place. Therefore, barring any sustained reversal in those factors, I think bonds should continue to prove rewarding for some time to come.

Ray Goodner

Class A

6-month performance
(All figures per share)

Net asset value (NAV)
---------------------------------------------
Nov. 30, 1996                     $ 9.37
---------------------------------------------
May 31, 1996                      $ 9.00
---------------------------------------------
Increase                          $ 0.37
---------------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996

From income                       $ 0.29
---------------------------------------------
From capital gains                $   --
---------------------------------------------
Total distributions               $ 0.29
---------------------------------------------
Total return*                      +7.6**
---------------------------------------------

Class B
6-month performance
(All figures per share)

Net asset value (NAV)
---------------------------------------------
Nov. 30, 1996                     $ 9.37
---------------------------------------------
May 31, 1996                      $ 9.00
---------------------------------------------
Increase                          $ 0.37
---------------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996

From income                       $ 0.26
---------------------------------------------
From capital gains                $   --
---------------------------------------------
Total distributions               $ 0.26
---------------------------------------------
Total return*                      +7.1**
---------------------------------------------

Class Y
6-month performance
(All figures per share)

Net asset value (NAV)
---------------------------------------------
Nov. 30, 1996                     $ 9.37
---------------------------------------------
May 31, 1996                      $ 9.00
---------------------------------------------
Increase                          $ 0.37
---------------------------------------------

Distributions
June 1, 1996 - Nov. 30, 1996

From income                       $ 0.30
---------------------------------------------
From capital gains                $   --
---------------------------------------------
Total distributions               $ 0.30
---------------------------------------------
Total return*                      +7.7**
---------------------------------------------

* The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

Quality Income Portfolio

The Portfolio's ten largest holdings
(Pie chart)
The ten holdings listed here make up 10.56% of the Portfolio's net assets

                                       Percent                    Value
                            (of Portfolio's net assets)   (as of Nov. 30, 1996)

Japan Finance                            1.58%                 $27,416,694
9.25% 1998

Republic of Italy                        1.31                   22,792,840
6.875% 2023

Southern California Edison               1.26                   21,875,910
8.875% 2023

Dayton Hudson                            1.08                   18,673,187
7.875% 2023

PDV America                               .95                   16,458,420
7.875% 2003

Pacific Bell                              .95                   16,442,250
8.50% 2031

Texas Utilities Electric                  .88                   15,202,590
9.75% 2021

Schering-Plough                           .86                   15,000,000
7.31% Zero Coupon 1996

Daimler-Benz North America                .85                   14,791,420
7.375% Medium-term Nts 2006

General Motors Acceptance                 .84                   14,646,203
7.00% 2000

Excludes U.S. Treasury and government agencies holdings that total 46% of the Portfolio's net assets.

Financial statements
Statement of assets and liabilities
IDS Selective Fund, Inc.
Nov. 30, 1996

                                    Assets
                                                                     (Unaudited)
Investment in Quality Income Portfolio (Note 1)                  $1,736,697,083

Total assets                                                      1,736,697,083

                                    Liabilities

Dividends payable to shareholders                                       848,821
Accrued distribution fee                                                  5,115
Accrued service fee                                                      14,627
Accrued transfer agency fee                                              22,352
Accrued administrative services fee                                       4,531
Other accrued expenses                                                  114,392

Total liabilities                                                     1,009,838

Net assets applicable to outstanding capital stock               $1,735,687,245


                                    Represented by

Capital stock -- authorized 10,000,000,000 shares of
  $.01 par value (Note 1)                                        $    1,852,165
Additional paid-in-capital                                        1,625,928,521
Accumulated net realized gain (Note 1)                               18,727,255
Unrealized appreciation of investments and on
  translation of assets and liabilities in foreign currencies        89,179,304

Total -- representing net assets applicable to outstanding
  capital stock                                                  $1,735,687,245

Net assets applicable to outstanding shares:
                                     Class A                     $1,409,635,552
                                     Class B                     $  125,401,266
                                     Class Y                     $  200,650,427
Net asset value per share of outstanding capital stock:
                                     Class A shares 150,423,889  $         9.37
                                     Class B shares  13,382,079  $         9.37
                                     Class Y shares  21,410,510  $         9.37
See accompanying notes to financial statements.



Statement of operations
IDS Selective Fund, Inc.
Six months ended Nov. 30, 1996 (Unaudited)

                                            Investment Income

                                                  June 1, 1996 to      June 10, 1996 to            Total
                                                     June 9, 1996         Nov. 30, 1996
                                                  (Notes 1 and 4)

Income:
Dividends                                             $       --            $   195,083     $    195,083
Interest                                               2,465,563             58,608,359       61,073,922

Total Income                                           2,465,563             58,803,442       61,269,005

Expenses (Note 2):
Investment management services fee                       168,661                     --          168,661
Distribution fee -- Class B                               15,568                416,301          431,869
Transfer agency fee                                       35,375                879,276          914,651
Incremental transfer agency fee -- Class B                   162                  4,337            4,499
Service fee
   Class A                                                47,116              1,136,290        1,183,406
   Class B                                                 3,633                 96,626          100,259
Administrative services fee                               15,854                391,678          407,532
Compensation of board members                                  4                  1,975            1,979
Compensation of officers                                      --                  5,379            5,379
Custodian fees                                             1,400                     --            1,400
Postage                                                      690                 34,094           34,784
Registration fees                                          1,427                 45,287           46,714
Reports to shareholders                                       --                  2,367            2,367
Audit fees                                                    26                  4,974            5,000
Administrative                                                 9                  2,796            2,805
Other                                                         --                    611              611

Total expenses                                           289,925              3,021,991        3,311,916
   Earnings credits on cash balances (Note 4)                (84)                    --              (84)
                                                         289,841              3,021,991        3,311,832
Expenses, including investment management services fee,
   allocated from Quality Income Portfolio                    --              4,226,147        4,226,147

Total net expenses                                       289,841              7,248,138        7,537,979

Investment income -- net                               2,175,722             51,555,304       53,731,026


                                    Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security and foreign
  currency transactions                               (1,140,606)*            6,701,934        5,561,328
Net realized loss on financial futures contracts              --            (11,402,400)     (11,402,400)
Net realized gain on option contracts written                 --              1,165,788        1,165,788
Net realized loss on investments and foreign
  currencies                                          (1,140,606)            (3,534,678)      (4,675,284)
Net change in unrealized appreciation or
  depreciation of investments and on translation
  of assets and liabilities in foreign currencies     (5,677,421)            81,147,830       75,470,409

Net gain (loss) on investments and foreign currencies (6,818,027)            77,613,152       70,795,125

Net increase (decrease) in net assets
   resulting from operations                         $(4,642,305)          $129,168,456     $124,526,151


*Includes gain of $115,748 from foreign currency transactions.
See accompanying notes to financial statements.



Financial statements
Statements of changes in net assets
IDS Selective Fund, Inc.

                                         Operations and distributions     Nov. 30, 1996     May 31, 1996
                                                                       Six months ended       Six months
                                                                            (Unaudited)            ended

Investment income -- net                                              $      53,731,026   $   54,403,714
Net realized gain (loss) on investments and foreign currencies               (4,675,284)      23,062,764
Net change in unrealized appreciation or
     depreciation of investments and on translation
      of assets and liabilities in foreign currencies                        75,470,409     (113,687,462)

Net increase (decrease) in net assets resulting from operations             124,526,151      (36,220,984)

Distributions to shareholders from:
   Net investment income
     Class A                                                                (44,436,983)     (48,380,959)
     Class B                                                                 (3,261,103)      (2,717,675)
     Class Y                                                                 (6,562,918)      (5,835,989)
   Net realized gain
     Class A                                                                   (345,701)      (4,513,331)
     Class B                                                                    (25,370)        (242,090)
     Class Y                                                                    (51,057)        (433,179)
   Excess distribution of realized gain (Note 1)
      Class A                                                                        --         (763,230)
      Class B                                                                        --          (93,149)
      Class Y                                                                        --         (193,212)

Total distributions                                                         (54,683,132)     (63,172,814)

                                    Capital share transactions (Note 3)

Proceeds from sales
   Class A shares (Note 2)                                                   58,218,992      111,507,134
   Class B shares                                                            31,499,710       58,275,961
   Class Y shares                                                            28,538,339      111,069,550
Reinvestment of distributions at net asset value
   Class A shares                                                            33,236,804       40,178,831
   Class B shares                                                             2,989,606        2,823,107
   Class Y shares                                                             6,613,975        6,425,412
Payments for redemptions
   Class A shares                                                          (147,047,761)    (150,106,899)
   Class B shares (Note 2)                                                  (22,079,901)     (18,994,240)
   Class Y shares                                                           (54,776,652)     (36,979,985)

Increase (decrease) in net assets from capital share transactions           (62,806,888)     124,198,871

Total increase in net assets                                                  7,036,131       24,805,073

Net assets at beginning of period                                         1,728,651,114    1,703,846,041

Net assets at end of period
   (including undistributed net investment
    income of  $0 and $529,978)                                          $1,735,687,245   $1,728,651,114

See accompanying notes to financial statements.


Notes to financial statements
IDS Selective Fund, Inc.
(Unaudited as to Nov. 30, 1996)
_______________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Quality Income Portfolio

Effective June 10, 1996, the Fund began investing all of its assets in the Quality Income Portfolio (the Portfolio), a series of Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio invests primarily in investment-grade bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Nov. 30, 1996 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income
dividend             of             the              calendar              year.

_______________________________________________________________________
2.Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Under this agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o    Class A $15.50
o    Class B $16.50
o    Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors, Inc. for distributing Fund shares were $1,326,755 for Class A and $49,882 for Class B for the period ended Nov. 30, 1996.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The total liability for the plan is $51,528, which will be paid out at some future date.

_______________________________________________________________________
3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                    Six months ended Nov. 30, 1996
                              Class A           Class B        Class Y
_______________________________________________________________________
Sold                        6,405,439         3,468,287      3,147,317
Issued for reinvested       3,656,724           328,859        728,481
  distributions
Redeemed                  (16,181,572)       (2,431,701)    (6,046,475)
_______________________________________________________________________
Net increase (decrease)    (6,119,409)        1,365,445     (2,170,677)
-----------------------------------------------------------------------

                                    Six months ended May 31, 1996
                              Class A          Class B         Class Y
_______________________________________________________________________
Sold                       11,921,387        6,232,510      12,031,481
Issued for reinvested       4,313,212          303,969         692,487
  distributions
Redeemed                  (16,151,779)      (2,050,373)     (4,007,375)
_______________________________________________________________________
Net increase                   82,820        4,486,106       8,716,593

_______________________________________________________________________
4.  Pre-conversion to Master

Prior to transferring its securities to Quality Income Portfolio on June 10, 1996, various transactions took place as stated below.

Expenses and sales charges

Prior to the conversion on June 10, 1996, the Fund paid an investment management fee to AEFC. Subsequent to the conversion, the investment management fee is assessed at the Portfolio level. (See the notes to the Portfolio financial statements for the terms of the investment management agreement, which remain unchanged.)

During the period from June 1, 1996 to June 9, 1996, the Fund's custodian and transfer agency fees were reduced by $84 as a result of earnings credits from overnight cash balances.

Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $36,192,318 and $21,571,908, respectively, for the period from June 1, 1996 to June 9, 1996. Realized gains and losses were determined on an identified cost basis.

Income from securities lending amounted to $3,898 for the period from June 1, 1996 to June 9, 1996.


-----------------------------------------------------------------------
5. Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.



IDS Selective Fund, Inc.

                           Fiscal period ended May 31,
                           Per share income and capital changes*

                                               Class A
                            1996***   1996**    1995    1994     1993    1992     1991    1990    1989  1988   1987

Net asset value,              $9.00    $9.53   $8.57   $9.77    $9.20   $8.93    $8.41   $8.69   $8.44 $8.27  $9.03
beginning of period
                           Income from investment operations:
Net investment income           .29      .33     .59     .60      .63     .66      .69     .70     .72   .74    .77

Net gains (losses)              .37     (.52)   1.08   (1.05)     .69     .27      .52    (.30)    .27   .17   (.71)
(both realized and
unrealized)

Total from investment           .66     (.19)   1.67    (.45)    1.32     .93     1.21     .40     .99   .91    .06
operations
                           Less distributions:
Dividends from net             (.29)    (.31)   (.58)   (.60)    (.64)   (.66)    (.69)   (.68)   (.74) (.74)  (.77)
investment income

Distributions from               --     (.03)   (.13)   (.15)    (.11)     --       --      --      --    --   (.05)
realized gains

Total distributions            (.29)    (.34)   (.71)   (.75)    (.75)   (.66)    (.69)   (.68)   (.74) (.74)  (.82)

Net asset value,              $9.37    $9.00   $9.53   $8.57    $9.77   $9.20    $8.93   $8.41   $8.69 $8.44  $8.27
end of period
                           Ratios/supplemental data
                                                         Class A
                            1996***   1996**    1995    1994     1993    1992     1991    1990    1989  1988   1987

Net assets,
end of period                $1,410   $1,408  $1,490  $1,402   $1,737  $1,541   $1,403  $1,196  $1,167$1,081 $1,101
(in millions)

Ratio of expenses to           .85% +  .89%+    .85%    .72%     .72%    .74%     .77%    .76%    .77%  .74%   .75%
average daily net assets++

Ratio of net income           6.33% + 6.27%+   6.59%   6.53%    6.57%   7.32%    7.94%   8.58%   8.42% 8.67%  8.80%
to average daily net assets

Portfolio turnover rate         14%     18%      26%     30%      30%     62%      59%     54%     79%   86%    74%
(excluding short-term
securities) for the
underlying Portfolio

Total return+++                7.6%   (2.0%)   20.3%   (4.7%)   14.8%   10.8%    15.0%    4.8%   12.3% 11.3%   0.6%


                         *For a share outstanding throughout the period. Rounded
                          to the nearest cent.
                        **The Fund's fiscal year-end was changed from Nov. 30 to
                          May 31, effective 1996.
                       ***Six months ended Nov. 30, 1996 (Unaudited).
                         +Adjusted to an annual basis.
                        ++Effective fiscal year 1996,  expense ratio is based on
                          total  expenses  of  the  Fund  before   reduction  of
                          earnings credits on cash balances.
                       +++Total return does not reflect payment of a sales
                          charge.






IDS Selective Fund, Inc.


                           Fiscal period ended May 31,
                           Per share income and capital changes*


                                       Class B                 Class Y
                                1996++  1996+  1995**  1996++   1996+   1995**

Net asset value,                 $9.00  $9.53   $8.78   $9.00   $9.53    $8.78
beginning of period
                           Income from investment operations:
Net investment income              .25    .30     .40     .30     .34      .46

Net gains (losses) both            .38   (.52)    .75     .37    (.52)     .75
realized and unrealized)

Total from investment              .63   (.22)   1.15     .67    (.18)    1.21
operations
                           Less distributions:

Dividends from net                (.26)  (.28)   (.40)   (.30)   (.32)    (.46)
investment income

Distributions from                  --   (.03)     --      --    (.03)      --
realized gains

Total distributions               (.26)  (.31)   (.40)   (.30)   (.35)    (.46)

Net asset value,                 $9.37  $9.00   $9.53   $9.37   $9.00    $9.53
end of period
                           Ratios/supplemental data


                                       Class B                 Class Y
                                1996++  1996+  1995** 1996+++   1996+   1995**

Net assets, end of period         $125   $108     $72    $201    $212     $142
(in millions)

Ratio of expenses to            1.61%#  1.63#  1.67%#   .68%#   .70%#    .73%#
average daily net assets+++

Ratio of net income             5.58%# 5.56%#  5.68%#  6.50%#  6.51%#   6.64%#
to average daily net assets

Portfolio turnover rate            14%    18%     26%     14%     18%      26%
(excluding short-term
securities) for the
underlying Portfolio

Total return***                   7.1%  (2.4%)  13.1%    7.7%   (2.0%)   13.8%

                           *For a share outstanding throughout the period.
                            Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class B and
                            Class Y.
                         ***Total return does not reflect payment of a sales
                            charge.
                           #Adjusted to an annual basis.
                           +The Fund's fiscal year-end was changed from Nov. 30
                            to May 31, effective 1996.
                          ++Six months ended Nov. 30, 1996 (Unaudited).
                         +++Effective fiscal year 1996, expense ratio is based
                            on total expenses of the Fund before reduction of earnings credits on cash balances.


Statement of assets and liabilities
Quality Income Portfolio
Nov. 30, 1996


                                Assets
                                                                     (Unaudited)
Investments in securities, at value (Note 1)
    (identified cost $1,644,334,576)                             $1,734,414,397
Cash in bank on demand deposit                                          470,275
Dividends and accrued interest receivable                            24,485,658
Receivable for investment securities sold                             1,790,583
U.S. government securities held as collateral (Note 4)               48,125,347
                                                          ---------------------
Total assets                                                      1,809,286,260
                                                          ---------------------

                              Liabilities
Payable for investment securities purchased                          21,861,510
Payable upon return of securities loaned (Note 4)                    50,075,347
                                                          ---------------------
Accrued investment management services fee                               48,239
Other accrued expenses                                                   46,869
                                                          ---------------------
Total liabilities                                                    72,031,965
                                                          ---------------------

                                                          =====================
Net assets                                                       $1,737,254,295
                                                          =====================

See accompany notes to financial statements.

Statement of operations
Quality Income Portfolio
For the period from June 10, 1996
(commencement of operations ) to Nov. 30, 1996

                               Investment income
                                                                     (Unaudited)
Income:
Interest                                                           $ 58,623,259
Dividends                                                               195,143
                                                          ---------------------
Total income                                                         58,818,402
                                                          ---------------------

Expenses (Note 2):
Investment management services fee                                    4,177,373
Compensation of board members                                             7,121
Custodian fees                                                           27,779
Audit fees                                                               14,750
Administrative                                                            2,104
                                                          ---------------------
Total  expenses                                                       4,229,127
   Earnings credits on cash balances (Note 2)                            (1,894)
Total net expenses                                                    4,227,233
                                                          ---------------------
Investment income -- net                                             54,591,169
                                                          ---------------------

                   Realized and unrealized  gain (loss) -- net
Net realized gain on security and foreign curency
  transactions (including gain of $965,427 from foreign currency
   transactions) (Note 3)                                             6,704,004
Net realized loss on financial futures                              (11,406,331)
Net realized gain on option contracts written (Note 6)                1,166,158
                                                          ---------------------
Net realized loss on investments and foreign currencies              (3,536,169)
Net change in unrealized appreciation or
   depreciation of investments and on translation of assets          81,176,272
                                                          ---------------------
   and liabilities in foreign currencies
Net gain on investments and foreign currencies                       77,640,103
                                                          =====================
Net increase in net assets resulting from operations               $132,231,272
                                                          =====================
See accompanying notes to financial statements.

Statement of changes in net assets
Quality Income Portfolio
For the period from June 10, 1996
(commencement of operations) to Nov. 30, 1996

                        Operations and distributions

                                                                     (Unaudited)
Investment income - net                                        $     54,591,169
Net realized loss on investments and foreign currencies              (3,536,169)
Net change in unrealized appreciation or depreciation of
  investments and on translation of assets and liabilities
  in foreign currencies                                              81,176,272
                                                           --------------------
Net increase in net assets resulting from operations                132,231,272

Net contributions                                                 1,604,993,023
                                                           --------------------

Total increase in net assets                                      1,737,224,295

Net assets at beginning of period (Note 1)                               30,000

                                                           ====================
Net assets at end of period                                      $1,737,254,295
                                                           ====================

See accompanying notes to financial statements.

Notes to financial statements
Quality Income Portfolio
(Unaudited as to Nov. 30, 1996)

______________________________________________________________________
1. Summary of significant accounting policies

The Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Quality Income Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

_______________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio: and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from June 10, 1996 to Nov. 30, 1996, the Portfolio's custodian fees were reduced by $1,894 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

-----------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $186,687,329 and $218,562,152, respectively, for the period from June 10, 1996 to Nov. 30, 1996. For the same period, the portfolio turnover rate was 14%. Realized gains and losses are determined on an identified cost basis.
-----------------------------------------------------------------------
4.  Lending of portfolio securities

At Nov. 30, 1996, securities valued at $47,471,135 were on loan to brokers. For collateral, the Portfolio received $1,950,000 in cash and U.S. government securities valued at $48,125,347. Income from securities lending amounted to $55,666 for the period from June 10, 1996 to Nov. 30, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

-----------------------------------------------------------------------
5.   Illiquid securities

Investments in securities include issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1996 was $6,268,389 representing 0.4% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

-----------------------------------------------------------------------
6.  Option contracts written

The number of contracts and premium amounts associated with covered call option contracts written (see Summary of significant accounting policies) is as follows:

                                          Period ended Nov. 30, 1996
                                    Call                        Puts
                           -------------------------------------------------
                           Contracts    Premium        Contracts     Premium
                           -------------------------------------------------
  Balance May 31, 1996           --   $     --               --    $     --
  Opened                         500    876,408              400     451,126
  Closed                         --         --              (400)   (451,126)
  Exercised                     (311)  (655,867)             --          --
  Expired                       (189)  (220,541)             --          --
  --------------------------------------------------------------------------
  Balance Nov. 30, 1996          --   $     --               --    $     --


-----------------------------------------------------------------------
7.  Interest rate futures contracts

At Nov. 30, 1996, investments in securities included securities valued at $7,156,030 that were pledged as collateral to cover initial margin deposits on 1,300 open sales contracts. The market value of the open contracts at Nov. 30, 1996, was $150,637,500 with a net unrealized gain of $1,066,281.
See Summary of significant accounting policies.

Investments in securities


Quality Income Portfolio                         (Percentages represent value of
Nov. 30, 1996 (Unaudited)                    investments compared to net assets)

-----------------------------------------------------------------------------------------------------------------------

Bonds (92.6%)

------------------------------------------------------------------------------------------------------------------------

Issuer                                            Coupon       Maturity           Principal                   Value (a)
                                                    rate           year              amount

------------------------------------------------------------------------------------------------------------------------
U.S. government obligations (34.0%)
U.S. Treasury                                          5.875%      2004        $  8,000,000                $  7,959,760
                                                       6.875       1999          60,000,000                  61,758,000
                                                       7.25        1996-2004     70,000,000                  73,049,500
                                                       7.50        2001-2016    217,100,000 (b)             238,147,504
                                                       8.00        2021          15,000,000                  17,780,100
                                                       8.625       1997          50,745,000 (l)              51,876,106
Resolution Funding Corp
  Zero Coupon                                          7.61        2017          39,000,000 (c)               9,910,290
                                                       7.89        2016          35,900,000 (b,c)             9,977,687
                                                       7.98        2016          47,000,000 (b,c)            12,798,100
                                                       8.19        2014          48,000,000 (c)              15,481,920
                                                       8.27        2014          10,000,000 (c)               3,120,500
                                                       8.35        2006          48,000,000 (b,c)            26,819,040
                                                       8.94        2006          25,000,000 (c)              14,199,500
                                                       8.95        2006          68,000,000 (b,c)            36,831,520
Overseas Private Investment                            6.99        2009          10,000,000 (i)              10,187,500
Total                                                                                                       589,897,027

------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities (12.6%)
Federal Home Loan Mtge Corp                            7.50        2024          17,363,605                  17,668,509
                                                       8.00        2016-2025     11,227,867                  11,594,910
                                                       8.50        2017-2022     10,316,945                  10,815,711
                                                       9.00        2020-2021      5,922,344                   6,280,166
  Collateralized Mtge Obligation                       8.50        2019           2,971,133                   2,987,652
Federal Housing Admin                                  7.43        2024           9,169,652                   9,029,814
Federal Natl Mtge Assn                                 6.50        2023          12,419,180                  12,147,448
                                                       8.00        2026          14,850,000                  15,153,961
                                                      10.00        2002                 133                         139
  Collateralized Mtge Obligation                       8.00        2021          13,787,402                  14,047,843
                                                       8.50        2019           1,448,659                   1,597,713
    Principal Only                                     9.50        2018           1,318,240 (e)               1,042,017
                                                       9.89        2020           2,441,223 (e)               2,085,223
    Trust Series Z                                     6.00        2024          20,041,441 (d)              16,171,238
Govt Natl Mtge Assn                                    7.50        2026          20,500,000                  20,816,725
                                                       8.00        2022-2026     43,265,072                  44,753,215
                                                       8.50        2026          20,167,411                  21,091,885
                                                       9.00        2024-2025      6,944,347                   7,394,077
  Collateralized Mtge Obligation Trust                 7.75        2012           1,371,196                   1,386,255
Prudential Bache
  Collateralized Mtge Obligation                       7.965       2019           3,599,707                   3,729,022
Total                                                                                                       219,793,523

------------------------------------------------------------------------------------------------------------------------
Financial (9.2%)
Banks and savings & loans (3.6%)
BankAmerica
  Sub Nts                                              7.50        2002           8,810,000                   9,338,336
BankBoston Capital Trust                               8.25        2026           5,000,000 (g)               5,158,600
Boatmen's Bancshares
  Sub Nts                                              9.25        2001           8,950,000                  10,087,097
First Bank System                                      6.875       2007           8,550,000                   8,662,347
First Chicago
  Sr Nts                                               9.00        1999           7,900,000                   8,458,056
NCNB
  Sub Nts                                              9.125       2001          10,000,000                  11,170,800
Standard Credit Card                                   8.625       2002          10,000,000                  10,033,400
Total                                                                                                        62,908,636

------------------------------------------------------------------------------------------------------------------------
Financial services (2.4%)
Aristar
  Sr Deb                                               8.875       1998          10,520,000                  10,971,729
BankAmerica                                            7.70        2026           5,000,000 (g)               4,965,000
Beneficial                                             9.125       1998          10,000,000                  10,388,300
Greyhound Financial
  Medium-term Nts                                      7.95        1999           9,600,000                  10,026,240
Salomon                                                7.75        2000           5,000,000                   5,199,300
Total                                                                                                        41,550,569

------------------------------------------------------------------------------------------------------------------------
Insurance (3.2%)
American United Life Insurance                         7.75        2026           4,800,000 (j)               4,755,264
Arkwright Trust                                        9.625       2026           4,000,000 (g)               4,531,720
Berkley (WR)                                           8.70        2022          10,000,000                  11,272,300
Conseco Finance Trust II                               8.70        2026           6,600,000                   6,837,270
Equitable Life Assurance                               7.70        2015           5,000,000 (g)               5,146,450
Nationwide Trust                                       9.875       2025          11,500,000 (g)              13,016,390
SunAmerica                                             9.95        2012           8,000,000                   9,714,480
Total                                                                                                        55,273,874

------------------------------------------------------------------------------------------------------------------------
Industrial (14.3%)
Automotive & related (2.6%)
Daimler-Benz North America
  Medium-term Nts                                      7.375       2006          14,000,000                  14,791,420
General Motors                                         8.875       2003           7,050,000                   7,995,335
General Motors Acceptance                              7.00        2000          14,300,000                  14,646,203
  Medium-term Nts                                      5.95        1998           8,000,000                   8,012,720
Total                                                                                                        45,445,678

------------------------------------------------------------------------------------------------------------------------
Building materials & construction (0.6%)
Georgia-Pacific
  Credit Sensitive Nt                                  9.85        1997          10,000,000                  10,217,700

------------------------------------------------------------------------------------------------------------------------
Chemicals (0.7%)
Dow Chemical                                           8.85        2021          10,000,000                  11,520,100

------------------------------------------------------------------------------------------------------------------------
Electronics (0.3%)
Harris                                                10.375       2018           3,900,000                   4,361,604

------------------------------------------------------------------------------------------------------------------------
Energy (2.3%)
PDV America                                            7.875       2003          16,500,000                  16,458,420
Texaco Capital
  Gtd Deb                                              7.50        2043          12,000,000                  12,445,800
USX                                                    9.375       2022           9,200,000                  10,884,520
Total                                                                                                        39,788,740

------------------------------------------------------------------------------------------------------------------------
Energy equipment & services (0.3%)
Foster Wheeler                                         6.75        2005           5,850,000                   5,834,147

------------------------------------------------------------------------------------------------------------------------
Health care (1.6%)
Lilly (Eli)                                            6.77        2036          13,300,000                  12,823,062
Schering-Plough
  Zero Coupon                                          7.31        1996          15,000,000 (c,g)            15,000,000
Total                                                                                                        27,823,062

------------------------------------------------------------------------------------------------------------------------
Industrial equipment & services (1.8%)
Browning-Ferris Inds                                   9.25        2021           7,000,000                   8,628,200
Case                                                   7.25        2005          10,000,000                  10,289,500
Deere & Co                                             8.95        2019          10,000,000                  11,698,900
Total                                                                                                        30,616,600

------------------------------------------------------------------------------------------------------------------------
Media (1.7%)
Tele-communications                                    7.875       2013          13,300,000                  12,221,636
  Sr Deb                                               9.875       2022           5,000,000                   5,381,600
Time Warner Entertainment                              8.375       2033          12,000,000 (g)              12,470,280
Total                                                                                                        30,073,516

------------------------------------------------------------------------------------------------------------------------
Retail (2.4%)
American Stores                                        8.00        2026          10,000,000                  10,615,300
Dayton Hudson                                          7.875       2023          18,850,000                  18,673,187
Home Depot
  Cv                                                   3.25        2001           1,000,000                     998,750
Wal-Mart Stores                                        7.00        2006          12,000,000 (g)              12,345,480
Total                                                                                                        42,632,717

------------------------------------------------------------------------------------------------------------------------
Transportation (0.6%)
Burlington Northern                                    7.00        2025          10,000,000                   9,559,000

------------------------------------------------------------------------------------------------------------------------
Utilities (9.2%)
Electric (6.8%)
Arizona Public Service
  1st Mtge                                             8.75        2024           5,000,000                   5,611,800
  Sale Lease-Backed Obligation                         8.00        2015           9,000,000                   9,525,330
Cajun Electric Power Cooperation
  Mtge Trust                                           8.92        2019           4,960,000                   5,481,742
Commonwealth Edison                                    6.50        2000           9,000,000                   9,055,530
Long Island Lighting                                   9.625       2024          10,000,000                  10,594,500
RGS Funding
  Sale Lease-Backed Obligation                         9.82        2022           9,939,934                  12,412,592
Salton Sea
  Sr Nts                                               7.84        2010          10,000,000 (g)              10,423,400
San Diego Gas & Electric
  1st Mtge                                             9.625       2020           9,950,000                  11,105,295
Southern California Edison
  1st Mtge                                             8.875       2023          21,000,000                  21,875,910
Texas Utilities Electric
  1st Mtge                                             9.75        2021          13,000,000                  15,202,590
Wisconsin Electric Power                               6.875       2095           8,000,000                   7,555,200
Total                                                                                                       118,843,889

------------------------------------------------------------------------------------------------------------------------
Telephone (2.4%)
BellSouth Telecommunications                           7.00        2095          10,000,000                   9,985,600
GTE                                                   10.25        2020           6,050,000                   6,993,135
New York Telephone                                     9.375       2031           7,000,000                   8,030,120
Pacific Bell                                           8.50        2031          15,000,000                  16,442,250
Total                                                                                                        41,451,105

------------------------------------------------------------------------------------------------------------------------
Foreign (12.7%)(h)
ABN Amro Bank
  (U.S. Dollar)                                        7.75        2023          12,000,000                  12,939,360
Alcan Aluminum
  (U.S. Dollar)                                        8.875       2022           9,600,000                  10,493,184
Bank of China
  (U.S. Dollar)                                        8.25        2014           7,100,000                   7,419,713
British Airport Authority Euro
  (British Pound)                                      5.75        2006           1,500,000                   2,588,132
Bundes Republic
  (Deutsche Mark)                                      6.00        2016          10,000,000                   6,208,130
  (Deutsche Mark)                                      7.50        2004          14,000,000                  10,213,853
City of Helsinki
  (U.S. Dollar) Sr Nts                                 9.15        2006           1,500,000 (j)               1,513,125
Euratom Euro
  (U.S. Dollar)                                        7.75        1997           6,100,000                   6,115,250
Financiera Ener Nacional
  (U.S. Dollar)                                        9.375       2006          11,800,000 (g)              12,463,750
Japan Finance
  (U.S. Dollar)                                        9.25        1998          25,950,000                  27,416,694
KFW Intl Finance
  (U.S. Dollar)
  Medium-term Nts                                      8.50        1999          10,000,000                  10,745,900
Korea Electric Power
  (U.S. Dollar)                                        7.75        2013          14,000,000                  14,633,920
  (U.S. Dollar)                                        8.00        2002           9,000,000                   9,635,220
  (U.S. Dollar) Zero Coupon                            9.27        2016          35,000,000 (f)               6,858,250
Peoples Republic of China
  (U.S. Dollar)                                        9.00        2096          10,000,000                  11,081,700
Petronas
  (U.S. Dollar)                                        7.75        2015          10,000,000 (g)              10,526,900
Republic of Austria Euro
  (U.S. Dollar)                                       10.00        1998           5,000,000                   5,306,250
Republic of Italy
  (U.S. Dollar)                                        6.875       2023          23,200,000                  22,792,840
Rodamco NV
  (U.S. Dollar)                                        7.30        2005          10,000,000                  10,407,800
State of Israel
  (U.S. Dollar)                                        6.375       2005          10,800,000                  10,472,436
Telekom Malaysia
  (U.S. Dollar)                                        7.875       2025          10,000,000 (g)              10,511,000
Total                                                                                                       220,343,407

-----------------------------------------------------------------------------------------------------------------------
Total bonds
(Cost: $1,518,343,525)                                                                                    1,607,934,894

--------------------------------------------------------------------------------

Preferred stocks (0.7%)

--------------------------------------------------------------------------------

Issuer                                       Shares                   Value (a)

--------------------------------------------------------------------------------
Salomon
  2.375%                                    340,000                   8,903,750
Sakura  Bank ADR
  .075% Cv                                  174,000 (g)               3,258,953
--------------------------------------------------------------------------------
Total preferred stocks
(Cost: $11,671,710)                                                  12,162,703

--------------------------------------------------------------------------------

Short-term securities (6.5%)

--------------------------------------------------------------------------------

Issuer                            Annualized           Amount          Value (a)
                                    yield on       payable at
                                     date of         maturity
                                    purchase

--------------------------------------------------------------------------------
U.S government agencies (0.2%)
Federal Home Loan Mtge Disc Nt
  12-20-96                             5.23%       $1,100,000        $1,096,816
Federal Natl Mtge Assn Disc Nt
  12-09-96                             5.24         2,900,000         2,896,208
Total                                                                 3,993,024

--------------------------------------------------------------------------------
Commercial paper (6.2%)
Ameritech Capital
  12-18-96                             5.29         5,000,000 (k)     4,986,825
Aon
  12-06-96                             5.28         1,200,000         1,198,948
BBV Finance
  12-02-96                             5.26         7,300,000         7,297,875
CAFCO
  12-18-96                             5.28   .     4,700,000 (k)     4,687,686
Cargill
  12-13-96                             5.27         5,800,000         5,789,004
Dean Witter
  01-07-97                             5.35         7,900,000         7,855,637
Gannett
  12-17-96                             5.32         6,900,000 (k)     6,882,731
General Electric
  12-17-96                             5.28         3,500,000         3,491,306
Kellogg
  01-10-97                             5.35         7,900,000         7,852,135
Metlife Funding
  01-28-97                             5.35         2,571,000         2,547,373
Mobil Australia  Finance
  12-05-96                             5.27         2,400,000 (k)     2,398,250
Pfizer
  12-05-96                             5.27           600,000 (k)       599,563
Pitney Bowes Credit
  12-19-96                             5.27         6,700,000         6,681,435
Reed Elsevier
  12-23-96                             5.27         3,500,000 (k)     3,488,260
Southwestern Bell Capital
  12-04-96                             5.27         2,200,000 (k)     2,198,717
Sandoz
  12-18-96                             5.29         7,800,000         7,779,525
  01-27-97                             5.37           700,000 (k)       693,671
Smithkline Beecham
  12-03-96                             5.29         5,500,000         5,497,594
  12-23-96                             5.30         8,000,000         7,973,013
  01-21-97                             5.32         7,300,000         7,243,397
Sysco
  12-10-96                             5.28         5,400,000 (k)     5,392,125
Wal-mart
  12-05-96                             5.40         5,300,000         5,296,025
Total                                                               107,831,095

--------------------------------------------------------------------------------
Letter of credit (0.1%)
Bank of America -
  AES Barbers Point
  12-20-96                             5.29         2,500,000         2,492,681

--------------------------------------------------------------------------------
Total short-term securities
(Cost: $114,319,341)                                               $114,316,800

--------------------------------------------------------------------------------
Total investments in securities
(Cost: $1,644,334,576)(m)                                        $1,734,414,397


(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Security is partially or fully on loan. See Note 4 to the financial statements.
(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d) This security is a collateralized mortgage obligation that pays no interest of principal during its initial accrual period until payment of previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.
(e) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.
(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest rate reset date disclosed.
(g) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(h) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on
Nov. 30, 1996.
(j) Identifies issues considered to be illiquid, (see Note 5 to the financial statements). Information concerning such security holdings at Nov. 30, 1996, is as follows:
Security                                  Acquisition                Cost
                                              date
American United Life Insurance*
  7.75% 2026                                02-13-96             $4,800,000
City of Helsinki
  9.15% Sr Nts 2006                         02-07-95             $1,497,956

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, an may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(l) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

Type of security                                            Notional amount

Sales contracts
U.S Treasury Bonds March 1997                                  $130,000,000


(m) At Nov. 30, 1996, the cost of securities for federal income tax purposes was approximately $1,644,334,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $92,252,000
Unrealized depreciation                                          (2,172,000)

Net unrealized appreciation                                     $90,080,000

Board members and officers

Board members and officers of the Fund
-----------------------------------------------------------------
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
-----------------------------------------------------------------
Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
-----------------------------------------------------------------
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
-----------------------------------------------------------------
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
-------------------------------------------------------------------
Other officer

 Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

PAGE
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

 (icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement.
Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

 IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Selective Fund
IDS Tower 10
Minneapolis, MN 55440-0010